Suppliers - Schedule of Suppliers (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Suppliers	R$ 3,039	R$ 2,952
Energy Purchased For Resale [Member]
IfrsStatementLineItems [Line Items]
Suppliers	1,484	1,176
Energy On Spot Market [Member]
IfrsStatementLineItems [Line Items]
Suppliers	212	199
Charges Energy Network [Member]
IfrsStatementLineItems [Line Items]
Suppliers	242	240
Itaipu Binacional [Member]
IfrsStatementLineItems [Line Items]
Suppliers	186	210
Gas Purchased For Resale [Member]
IfrsStatementLineItems [Line Items]
Suppliers	89	216
Materials And Services [Member]
IfrsStatementLineItems [Line Items]
Suppliers	R$ 826	R$ 911